CECL (Details 15)	12 Months Ended
	Dec. 31, 2022 year	Dec. 31, 2021
Allowance for Credit Loss, Macroeconomic scenarios [Line Items]
Number of Macroeconomic Scenarios	3
Reasonable Supportable Forecast Period Macroeconomic Factors, Years	5
Number of Macroeconomic Factors	37
Scenario, Macroeconomic scenario, Downside [Member]
Allowance for Credit Loss, Macroeconomic scenarios [Line Items]
Macroeconomic Scenario Probability, in percent	40.00%	40.00%
Scenario, Macroeconomic scenario, Downside, Forecast, One year [Member] | Real GDP growth rate (%YoY) [Member] | Eurozone [Member]
Allowance for Credit Loss, Macroeconomic scenarios [Line Items]
Allowance for Credit Losses, Macroeconomic Forecast, in percent		(0.70%)
Scenario, Macroeconomic scenario, Downside, Forecast, One year [Member] | Real GDP growth rate (%YoY) [Member] | SWITZERLAND [Member]
Allowance for Credit Loss, Macroeconomic scenarios [Line Items]
Allowance for Credit Losses, Macroeconomic Forecast, in percent		(0.40%)
Scenario, Macroeconomic scenario, Downside, Forecast, One year [Member] | Real GDP growth rate (%YoY) [Member] | UNITED STATES [Member]
Allowance for Credit Loss, Macroeconomic scenarios [Line Items]
Allowance for Credit Losses, Macroeconomic Forecast, in percent	(1.70%)	0.10%
Scenario, Macroeconomic scenario, Downside, Forecast, One year [Member] | Real GDP growth rate (%YoY) [Member] | CHINA [Member]
Allowance for Credit Loss, Macroeconomic scenarios [Line Items]
Allowance for Credit Losses, Macroeconomic Forecast, in percent	(0.90%)
Scenario, Macroeconomic scenario, Downside, Forecast, One year [Member] | Real GDP growth rate (%YoY) [Member] | UNITED KINGDOM [Member]
Allowance for Credit Loss, Macroeconomic scenarios [Line Items]
Allowance for Credit Losses, Macroeconomic Forecast, in percent		(0.90%)
Scenario, Macroeconomic scenario, Downside, Forecast, One year [Member] | Nominal GDP growth rate (%YoY) [Member] | SWITZERLAND [Member]
Allowance for Credit Loss, Macroeconomic scenarios [Line Items]
Allowance for Credit Losses, Macroeconomic Forecast, in percent	0.00%
Scenario, Macroeconomic scenario, Downside, Forecast, One year [Member] | Nominal GDP growth rate (%YoY) [Member] | European Union (EU) [Member]
Allowance for Credit Loss, Macroeconomic scenarios [Line Items]
Allowance for Credit Losses, Macroeconomic Forecast, in percent	3.40%
Scenario, Macroeconomic scenario, Downside, Forecast, One year [Member] | Industrial production (%YoY) [Member] | World [Member]
Allowance for Credit Loss, Macroeconomic scenarios [Line Items]
Allowance for Credit Losses, Macroeconomic Forecast, in percent	(6.80%)	0.00%
Scenario, Macroeconomic scenario, Downside, Forecast, Two years [Member] | Real GDP growth rate (%YoY) [Member] | Eurozone [Member]
Allowance for Credit Loss, Macroeconomic scenarios [Line Items]
Allowance for Credit Losses, Macroeconomic Forecast, in percent		1.40%
Scenario, Macroeconomic scenario, Downside, Forecast, Two years [Member] | Real GDP growth rate (%YoY) [Member] | SWITZERLAND [Member]
Allowance for Credit Loss, Macroeconomic scenarios [Line Items]
Allowance for Credit Losses, Macroeconomic Forecast, in percent		0.30%
Scenario, Macroeconomic scenario, Downside, Forecast, Two years [Member] | Real GDP growth rate (%YoY) [Member] | UNITED STATES [Member]
Allowance for Credit Loss, Macroeconomic scenarios [Line Items]
Allowance for Credit Losses, Macroeconomic Forecast, in percent	0.50%	1.40%
Scenario, Macroeconomic scenario, Downside, Forecast, Two years [Member] | Real GDP growth rate (%YoY) [Member] | CHINA [Member]
Allowance for Credit Loss, Macroeconomic scenarios [Line Items]
Allowance for Credit Losses, Macroeconomic Forecast, in percent	2.10%
Scenario, Macroeconomic scenario, Downside, Forecast, Two years [Member] | Real GDP growth rate (%YoY) [Member] | UNITED KINGDOM [Member]
Allowance for Credit Loss, Macroeconomic scenarios [Line Items]
Allowance for Credit Losses, Macroeconomic Forecast, in percent		1.00%
Scenario, Macroeconomic scenario, Downside, Forecast, Two years [Member] | Nominal GDP growth rate (%YoY) [Member] | SWITZERLAND [Member]
Allowance for Credit Loss, Macroeconomic scenarios [Line Items]
Allowance for Credit Losses, Macroeconomic Forecast, in percent	1.00%
Scenario, Macroeconomic scenario, Downside, Forecast, Two years [Member] | Nominal GDP growth rate (%YoY) [Member] | European Union (EU) [Member]
Allowance for Credit Loss, Macroeconomic scenarios [Line Items]
Allowance for Credit Losses, Macroeconomic Forecast, in percent	2.30%
Scenario, Macroeconomic scenario, Downside, Forecast, Two years [Member] | Industrial production (%YoY) [Member] | World [Member]
Allowance for Credit Loss, Macroeconomic scenarios [Line Items]
Allowance for Credit Losses, Macroeconomic Forecast, in percent	0.40%	2.00%
Scenario, Macroeconomic scenario, Baseline [Member]
Allowance for Credit Loss, Macroeconomic scenarios [Line Items]
Macroeconomic Scenario Probability, in percent	50.00%	50.00%
Scenario, Macroeconomic scenario, Baseline, Forecast, One year [Member] | Real GDP growth rate (%YoY) [Member] | Eurozone [Member]
Allowance for Credit Loss, Macroeconomic scenarios [Line Items]
Allowance for Credit Losses, Macroeconomic Forecast, in percent		3.80%
Scenario, Macroeconomic scenario, Baseline, Forecast, One year [Member] | Real GDP growth rate (%YoY) [Member] | SWITZERLAND [Member]
Allowance for Credit Loss, Macroeconomic scenarios [Line Items]
Allowance for Credit Losses, Macroeconomic Forecast, in percent		2.50%
Scenario, Macroeconomic scenario, Baseline, Forecast, One year [Member] | Real GDP growth rate (%YoY) [Member] | UNITED STATES [Member]
Allowance for Credit Loss, Macroeconomic scenarios [Line Items]
Allowance for Credit Losses, Macroeconomic Forecast, in percent	0.90%	3.80%
Scenario, Macroeconomic scenario, Baseline, Forecast, One year [Member] | Real GDP growth rate (%YoY) [Member] | CHINA [Member]
Allowance for Credit Loss, Macroeconomic scenarios [Line Items]
Allowance for Credit Losses, Macroeconomic Forecast, in percent	4.50%
Scenario, Macroeconomic scenario, Baseline, Forecast, One year [Member] | Real GDP growth rate (%YoY) [Member] | UNITED KINGDOM [Member]
Allowance for Credit Loss, Macroeconomic scenarios [Line Items]
Allowance for Credit Losses, Macroeconomic Forecast, in percent		5.00%
Scenario, Macroeconomic scenario, Baseline, Forecast, One year [Member] | Nominal GDP growth rate (%YoY) [Member] | SWITZERLAND [Member]
Allowance for Credit Loss, Macroeconomic scenarios [Line Items]
Allowance for Credit Losses, Macroeconomic Forecast, in percent	2.70%
Scenario, Macroeconomic scenario, Baseline, Forecast, One year [Member] | Nominal GDP growth rate (%YoY) [Member] | European Union (EU) [Member]
Allowance for Credit Loss, Macroeconomic scenarios [Line Items]
Allowance for Credit Losses, Macroeconomic Forecast, in percent	5.20%
Scenario, Macroeconomic scenario, Baseline, Forecast, One year [Member] | Industrial production (%YoY) [Member] | World [Member]
Allowance for Credit Loss, Macroeconomic scenarios [Line Items]
Allowance for Credit Losses, Macroeconomic Forecast, in percent	1.20%	3.00%
Scenario, Macroeconomic scenario, Baseline, Forecast, Two years [Member] | Real GDP growth rate (%YoY) [Member] | Eurozone [Member]
Allowance for Credit Loss, Macroeconomic scenarios [Line Items]
Allowance for Credit Losses, Macroeconomic Forecast, in percent		2.30%
Scenario, Macroeconomic scenario, Baseline, Forecast, Two years [Member] | Real GDP growth rate (%YoY) [Member] | SWITZERLAND [Member]
Allowance for Credit Loss, Macroeconomic scenarios [Line Items]
Allowance for Credit Losses, Macroeconomic Forecast, in percent		1.90%
Scenario, Macroeconomic scenario, Baseline, Forecast, Two years [Member] | Real GDP growth rate (%YoY) [Member] | UNITED STATES [Member]
Allowance for Credit Loss, Macroeconomic scenarios [Line Items]
Allowance for Credit Losses, Macroeconomic Forecast, in percent	1.50%	1.90%
Scenario, Macroeconomic scenario, Baseline, Forecast, Two years [Member] | Real GDP growth rate (%YoY) [Member] | CHINA [Member]
Allowance for Credit Loss, Macroeconomic scenarios [Line Items]
Allowance for Credit Losses, Macroeconomic Forecast, in percent	4.90%
Scenario, Macroeconomic scenario, Baseline, Forecast, Two years [Member] | Real GDP growth rate (%YoY) [Member] | UNITED KINGDOM [Member]
Allowance for Credit Loss, Macroeconomic scenarios [Line Items]
Allowance for Credit Losses, Macroeconomic Forecast, in percent		3.30%
Scenario, Macroeconomic scenario, Baseline, Forecast, Two years [Member] | Nominal GDP growth rate (%YoY) [Member] | SWITZERLAND [Member]
Allowance for Credit Loss, Macroeconomic scenarios [Line Items]
Allowance for Credit Losses, Macroeconomic Forecast, in percent	2.00%
Scenario, Macroeconomic scenario, Baseline, Forecast, Two years [Member] | Nominal GDP growth rate (%YoY) [Member] | European Union (EU) [Member]
Allowance for Credit Loss, Macroeconomic scenarios [Line Items]
Allowance for Credit Losses, Macroeconomic Forecast, in percent	4.10%
Scenario, Macroeconomic scenario, Baseline, Forecast, Two years [Member] | Industrial production (%YoY) [Member] | World [Member]
Allowance for Credit Loss, Macroeconomic scenarios [Line Items]
Allowance for Credit Losses, Macroeconomic Forecast, in percent	1.90%	3.00%
Scenario, Macroeconomic scenario, Upside [Member]
Allowance for Credit Loss, Macroeconomic scenarios [Line Items]
Macroeconomic Scenario Probability, in percent	10.00%	10.00%
Scenario, Macroeconomic scenario, Upside, Forecast, One year [Member] | Real GDP growth rate (%YoY) [Member] | Eurozone [Member]
Allowance for Credit Loss, Macroeconomic scenarios [Line Items]
Allowance for Credit Losses, Macroeconomic Forecast, in percent		4.20%
Scenario, Macroeconomic scenario, Upside, Forecast, One year [Member] | Real GDP growth rate (%YoY) [Member] | SWITZERLAND [Member]
Allowance for Credit Loss, Macroeconomic scenarios [Line Items]
Allowance for Credit Losses, Macroeconomic Forecast, in percent		4.30%
Scenario, Macroeconomic scenario, Upside, Forecast, One year [Member] | Real GDP growth rate (%YoY) [Member] | UNITED STATES [Member]
Allowance for Credit Loss, Macroeconomic scenarios [Line Items]
Allowance for Credit Losses, Macroeconomic Forecast, in percent	1.20%	4.50%
Scenario, Macroeconomic scenario, Upside, Forecast, One year [Member] | Real GDP growth rate (%YoY) [Member] | CHINA [Member]
Allowance for Credit Loss, Macroeconomic scenarios [Line Items]
Allowance for Credit Losses, Macroeconomic Forecast, in percent	6.20%
Scenario, Macroeconomic scenario, Upside, Forecast, One year [Member] | Real GDP growth rate (%YoY) [Member] | UNITED KINGDOM [Member]
Allowance for Credit Loss, Macroeconomic scenarios [Line Items]
Allowance for Credit Losses, Macroeconomic Forecast, in percent		7.80%
Scenario, Macroeconomic scenario, Upside, Forecast, One year [Member] | Nominal GDP growth rate (%YoY) [Member] | SWITZERLAND [Member]
Allowance for Credit Loss, Macroeconomic scenarios [Line Items]
Allowance for Credit Losses, Macroeconomic Forecast, in percent	3.20%
Scenario, Macroeconomic scenario, Upside, Forecast, One year [Member] | Nominal GDP growth rate (%YoY) [Member] | European Union (EU) [Member]
Allowance for Credit Loss, Macroeconomic scenarios [Line Items]
Allowance for Credit Losses, Macroeconomic Forecast, in percent	5.50%
Scenario, Macroeconomic scenario, Upside, Forecast, One year [Member] | Industrial production (%YoY) [Member] | World [Member]
Allowance for Credit Loss, Macroeconomic scenarios [Line Items]
Allowance for Credit Losses, Macroeconomic Forecast, in percent	3.90%	4.40%
Scenario, Macroeconomic scenario, Upside, Forecast, Two years [Member] | Real GDP growth rate (%YoY) [Member] | Eurozone [Member]
Allowance for Credit Loss, Macroeconomic scenarios [Line Items]
Allowance for Credit Losses, Macroeconomic Forecast, in percent		2.70%
Scenario, Macroeconomic scenario, Upside, Forecast, Two years [Member] | Real GDP growth rate (%YoY) [Member] | SWITZERLAND [Member]
Allowance for Credit Loss, Macroeconomic scenarios [Line Items]
Allowance for Credit Losses, Macroeconomic Forecast, in percent		2.80%
Scenario, Macroeconomic scenario, Upside, Forecast, Two years [Member] | Real GDP growth rate (%YoY) [Member] | UNITED STATES [Member]
Allowance for Credit Loss, Macroeconomic scenarios [Line Items]
Allowance for Credit Losses, Macroeconomic Forecast, in percent	2.00%	2.40%
Scenario, Macroeconomic scenario, Upside, Forecast, Two years [Member] | Real GDP growth rate (%YoY) [Member] | CHINA [Member]
Allowance for Credit Loss, Macroeconomic scenarios [Line Items]
Allowance for Credit Losses, Macroeconomic Forecast, in percent	5.80%
Scenario, Macroeconomic scenario, Upside, Forecast, Two years [Member] | Real GDP growth rate (%YoY) [Member] | UNITED KINGDOM [Member]
Allowance for Credit Loss, Macroeconomic scenarios [Line Items]
Allowance for Credit Losses, Macroeconomic Forecast, in percent		3.90%
Scenario, Macroeconomic scenario, Upside, Forecast, Two years [Member] | Nominal GDP growth rate (%YoY) [Member] | SWITZERLAND [Member]
Allowance for Credit Loss, Macroeconomic scenarios [Line Items]
Allowance for Credit Losses, Macroeconomic Forecast, in percent	2.10%
Scenario, Macroeconomic scenario, Upside, Forecast, Two years [Member] | Nominal GDP growth rate (%YoY) [Member] | European Union (EU) [Member]
Allowance for Credit Loss, Macroeconomic scenarios [Line Items]
Allowance for Credit Losses, Macroeconomic Forecast, in percent	3.80%
Scenario, Macroeconomic scenario, Upside, Forecast, Two years [Member] | Industrial production (%YoY) [Member] | World [Member]
Allowance for Credit Loss, Macroeconomic scenarios [Line Items]
Allowance for Credit Losses, Macroeconomic Forecast, in percent	3.90%	3.70%